Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Interest	₩ 3,690	₩ 4,166	₩ (9,686)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	1,997,717	1,714,166
Interest	48,210	50,784
Remeasurements	(8,692)	(19,761)
Contributions to plan assets	342,915	408,326
Benefits paid	(124,962)	(163,112)
Others	(39)	7,314
End of year	₩ 2,255,149	₩ 1,997,717	₩ 1,714,166